Expense Example, No Redemption - FT Vest Nasdaq-100 Conservative Buffer ETF - October - FT Vest Nasdaq-100 Conservative Buffer ETF - October	Oct. 18, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	$ 287